Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Intangible Assets [Text Block]

6.        Intangible Assets

Intangible assets of the Company consisted of the following at July 31, 2015 and January 31, 2015:

	July 31,	January 31,	Useful life
	2015	2015	(Years)

Trade Names/Trademarks	$58,940	$39,781	Indefinite
Website	49,512	49,512	2

	108,452	89,293
Less: accumulated amortization	(49,512)	(45,137)

	$58,940	$44,156

Amortization expense for the three and six month periods ended July 31, 2015 was $Nil and $4,375, respectively (2014: $5,564 and $11,129, respectively).

6.        Intangible Assets

Intangible assets of the Company consisted of the following at January 31, 2015 and 2014:

			Useful life
	2015	2014	(Years)

Trade Names/Trademarks	$39,781	$24,874	Indefinite
Website	49,512	44,512	2

	89,293	69,386
Less: accumulated amortization	(45,137)	(29,509)

	$44,156	$39,877

Amortization expense for the year ended January 31, 2015 was $23,270 (2014: $21,054).